Income Taxes (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
US statutory rate			$ (1,417,399)	$ (855,572)
Tax difference between foreign and U.S.			28,909	21,169
Change in Valuation Allowance			$ (1,388,490)	$ (834,403)
Provision for Income Taxes